Debt (Textuals) (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2014	Mar. 31, 2006
Debt Instruments [Line Items]
Discussion Of Senior Notes Interest Rate Cash Flow Hedge Effective Rate		This reduced the effective interest rate from 5.50 percent to 5.36 percent.
Increase in borrowing limits under credit facility agreement		$ 250,000
Weighted average interest rate on credit facility borrowings outstanding		1.69%	1.36%
Line of credit facility description of variable rate basis		LIBOR
Fees to creditors		$ 1,368	$ 0	$ 0
Issuance of Senior Notes, Principal amount						$ 300,000
Cash flow hedge						$ 200,000
Senior Notes due	$ 75,000
Long-term Debt, Fiscal Year Maturity
2015		0
2016		176,091
2017		13,230
2018		50,364
2019		240,109
Long-term debt		479,794	480,242
Interest expense		$ 22,417	$ 26,896	23,454
Debt Instrument, Covenant Compliance		As of December 31, 2014, the Company was in compliance with the financial and other covenants in its debt agreements
Line of Credit [Member]
Debt Instruments [Line Items]
Line of credit facility expiration period		5 years
Senior Notes [Member]
Debt Instruments [Line Items]
Weighted average Interest rate of senior notes						5.50%
Effective interest rate before cash flow hedge						5.50%
Effective interest rate after cash flow hedge						5.36%
Senior Notes Due 2016
Debt Instruments [Line Items]
Senior Notes due		$ 175,000
Senior Notes Due 2018
Debt Instruments [Line Items]
Senior Notes due		$ 50,000
Industrial development revenue bonds [Member]
Debt Instruments [Line Items]
Weighted average Interest rate of senior notes		0.27%	0.36%
Long-term Debt, Fiscal Year Maturity
Interest expense		$ 95	$ 96	$ 88
Debt instrument maturity period		20 years
Maturity of bonds issued		Jun. 01, 2017
Revolving Credit Facility [Member]
Debt Instruments [Line Items]
Borrowing capacity under credit facility		$ 520,000			$ 500,000
Amount available under credit facility		280,000
Swing Line Sub-Facility [Member]
Debt Instruments [Line Items]
Increase in borrowing limits under credit facility agreement		50,000
Uncommitted Line of Credit [Member]
Debt Instruments [Line Items]
Borrowing capacity under credit facility		$ 139,942
Weighted average interest rate on outstanding borrowings		2.96%	3.24%
Amount available under credit facility		$ 115,192
Line of credit facility expiration period		1 year